Segment, Product and Geographic Information (Details 4) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Entity Wide Revenue Major Customers Amount	$ 338,043	$ 294,064	$ 337,111
Cmi and Affiliates [Member]
Entity Wide Revenue Major Customers Amount	251,974	258,156	335,595
Customer and Its Affiliates [Member]
Entity Wide Revenue Major Customers Amount	$ 86,069	$ 35,908	$ 1,516